SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ (187,930)	$ (423,287)	$ (225,393)	$ 539,207	$ (323,211)
Tax expense calculated at statutory tax rate	(46,983)	(105,822)	(56,348)	134,802	(80,803)
Income tax exemptions and reliefs			(43,805)	(72,418)
Income tax difference under difference tax jurisdictions			29,273	65,596	(12,472)
Others (Note 1)			86,067	37,288	49,345
Valuation allowance	50,212	95,956
Total income taxes	$ 3,229	$ (9,866)	$ 15,187	$ 165,268	$ (43,930)